Investments in Affiliates and Joint Ventures (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (177,301)	$ (39,869)
Other comprehensive loss	20,994	(651)
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(147,015)	(27,659)
Impairment charge	135,900
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(30,025)	(10,923)
Other comprehensive loss	21,100
Sales-type lease, interest income	12,400
Avenir
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (212)	(429)
Number of shares subscribed (in shares)	7,500
Equity method, par value (in usd per share)	$ 1.00
Subscribed shares cost	$ 7,500
Future obligation of shares to subscribe (in shares)	3,750
Liability of future subscription	$ 3,750
Others
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (49)	$ (858)